Assets Held for Sale and Discontinued Operations - Narrative (Details) $ in Thousands, € in Millions			9 Months Ended	12 Months Ended
	Nov. 03, 2023 CAD ($)	Nov. 03, 2023 EUR (€)	Mar. 31, 2023 CAD ($)	Mar. 31, 2024 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal			$ 20,253	$ 11,203
Gain (loss) on disposal			(298)	1,632
Transfer from property, plant, and equipment			(34,404)	10,918
Impairment loss			1,925	585
Whistler Alpha Lake
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal			0	2,270
Gain (loss) on disposal			0	1,632
Transfer from property, plant, and equipment			0	0
Impairment loss			0	0
European R&D Facility & Land
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal	$ 8,300	€ 5.8	0	8,333
Gain (loss) on disposal			0	0
Transfer from property, plant, and equipment			0	8,919
Impairment loss	$ 600	€ 0.4	0	585
Colombia Property
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal			0	0
Gain (loss) on disposal			0	0
Transfer from property, plant, and equipment			0	0
Impairment loss			1,925	0
Valley
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal			5,573	0
Gain (loss) on disposal			(277)	0
Transfer from property, plant, and equipment			0	0
Impairment loss			0	0
Polaris
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal			14,680	0
Gain (loss) on disposal			(21)	0
Transfer from property, plant, and equipment			0	0
Impairment loss			$ 0	$ 0